[Letterhead of Locke Liddell & Sapp LLP]

December 29, 2004

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention:    Elaine Wolff

                    Michael McTiernan

Re:	U.S. Restaurant Properties, Inc. Amendment No. 4 to Registration Statement on Form S-4 Filed December 29, 2004 Registration No. 333-119116

Ladies and Gentlemen:

On behalf of our client, U.S. Restaurant Properties, Inc., a Maryland corporation (the “Company”), please find enclosed for filing Amendment No. 4 (the “Amendment”) to the captioned registration statement (the “Registration Statement”), which we have marked to show changes from Amendment No. 3 to the Registration Statement filed by the Company on December 27, 2004.

We have amended the Registration Statement in response to your letter, dated December 28, 2004 (the “Comment Letter”), with respect to the Registration Statement. For your convenience, each of the Company’s responses is set forth next to the number corresponding to the appropriate numbered comment in the Comment Letter. Page references in your comments, as reprinted in this letter, have been revised to reflect the changed pagination in the Amendment. Page references contained in certain of the responses contained below refer to page numbers in the courtesy copies of the Amendment provided to the Staff.

Capitalized terms used in this letter and not otherwise defined herein have the meanings provided in the Registration Statement or the Comment Letter, as applicable. The following are the Company’s responses to the Staff’s comments.

Determination of Merger Consideration, page 67

1.	We note your response to comment 2. However, we hereby reissue our comment with respect to the “independent third party appraisals” (p. 74) and the “liquidation analyses” (p. 74), please provide the information required byItem 4(b) of Form S-4 and Item 1015 of Regulation M-A.

U.S. Securities and Exchange Commission

December 29, 2004

The Income Fund general partners continue to believe that the materials and related disclosures which are the subject of this comment are not of the nature subject to Item 4(b) of Form S-4 or Item 1015 of Regulation M-A. In support of this position, the Income Fund general partners respectfully incorporate by reference their response to Comment 2 of the staff’s December 22, 2004 correspondence which response is set forth in the December 23, 2004 correspondence of the undersigned to the staff. In addition, this is to confirm that while the Income Fund general partners were aware of the existence of these appraisals (which are business records of the Income Funds) in reaching their recommendation that the Income Fund mergers are in the best interests of the Income Fund limited partners, the Income Fund general partners placed no reliance on these appraisals in reaching their recommendation. The only reports, opinions or appraisals received from an outside party relied upon by the Income Fund general partners in making their recommendation are those received from Wachovia Securities and which are fully described under Opinions of Income Funds’ Financial Advisor beginning at p. 98 of the Joint Proxy Statement/Prospectus. To provide further clarification, the disclosure on p. 74 of the Proxy Statement/Prospectus has been revised (i) to add an affirmative statement that the net asset value analysis described in “Opinions of the Income Funds’ Financial Advisor” in the Proxy Statement/Prospectus was relied upon by the Income Fund general partners in making their recommendation; (ii) clarifying that the similar net asset value analysis available to the Income Fund general partners while negotiating the Income Fund merger consideration and considering other alternatives were internally generated; and (iii) deleting the sentence referencing the independent third-party appraisals which had been inserted previously in response to the prior comment.

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If you have any further questions or require additional information, please do not hesitate to contact me at (214) 740-8743.

Thank you for your courtesy and cooperation.

Sincerely,

/s/ Kenneth L. Betts

Kenneth L. Betts

cc:    Thomas H. McCormick

         William J. Conti

         John M. McDonald